CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 176,515	$ 135,136
Amounts receivable	88	342
Value-added taxes receivable	10,211	345
Prepaid expenses and other	3,303	4,586
Total current assets	190,117	140,409
Non-current assets
Value-added taxes receivable	13,082	12,198
Deposits	92	73
Mineral property, plant and equipment	165,686	39,009
Total non-current assets	178,860	51,280
TOTAL ASSETS	368,977	191,689
Current liabilities
Accounts payable and accrued liabilities	10,385	13,412
Lease liabilities	178	138
Total current liabilities	10,563	13,550
Non-current liabilities
Lease liabilities	263	172
Debt	87,168	28,967
Reclamation and closure provision	2,713	0
Total liabilities	100,707	42,689
Shareholders' equity
Capital stock	401,736	265,939
Share-based payment reserve	9,782	8,978
Foreign currency translation reserve	14,194	8,869
Deficit	(157,442)	(134,786)
Total shareholders' equity	268,270	149,000
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 368,977	$ 191,689